Cover	Aug. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Entity File Number	000-53279
Entity Registrant Name	GREEN STREAM HOLDINGS, INC.
Entity Central Index Key	0001437476
Entity Tax Identification Number	20-1144153
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	201 E. Fifth Street, Suite 100
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(424)
Local Phone Number	280-4096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false